ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of analysis of single amount of discontinued operations

As of December 31,
2024
US$’000
Non-current assets held for sale
Property, Plant and Equipment	333
Investment property	69
Right of use assets	357
Exchange differences	(12)
747